Schedule of Investments (unaudited) October 31, 2020	iShares® ESG Aware Aggressive Allocation ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Investment Companies

Domestic Equity — 79.0%
iShares ESG Aware MSCI EAFE ETF(a)	13,060	$798,619
iShares ESG Aware MSCI EM ETF(a)	10,874	394,074
iShares ESG Aware MSCI USA ETF(a)	23,845	1,774,783
iShares ESG Aware MSCI USA Small-Cap ETF(a)	7,494	204,136

		3,171,612

Domestic Fixed Income — 20.8%
iShares ESG Aware U.S. Aggregate Bond ETF(a)	14,897	835,722

Total Investment Companies — 99.8% (Cost: $3,823,444)		4,007,334

Short-Term Investments

Money Market Funds — 0.2%
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.04%(a)(b)	10,000	10,000

Total Short-Term Investments — 0.2% (Cost: $10,000)		10,000

Total Investments in Securities — 100.0% (Cost: $3,833,444)		4,017,334

Other Assets, Less Liabilities — (0.0)%		(1,550)

Net Assets — 100.0%		$4,015,784

(a)	Affiliate of the Fund.
(b)	Annualized 7-day yield as of period-end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended October 31, 2020 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 07/31/20	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/20	Shares Held at 10/31/20	Income	Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Treasury, SL Agency Shares	$—	$10,000	(a)	$—	$—	$—	$10,000	10,000	$3	$—
iShares ESG Aware MSCI EAFE ETF(b)	854,462	—		(44,938)	(367)	(10,538)	798,619	13,060	—	—
iShares ESG Aware MSCI EM ETF(c)	389,651	—		(8,805)	735	12,493	394,074	10,874	—	—
iShares ESG Aware MSCI USA ETF(d)	1,845,048	—		(77,472)	3,821	3,386	1,774,783	23,845	7,031	—
iShares ESG Aware MSCI USA Small-Cap ETF(e)	199,958	—		(4,875)	397	8,656	204,136	7,494	643	—
iShares ESG Aware U.S. Aggregate Bond ETF	708,536	141,040		—	—	(13,854)	835,722	14,897	2,473	—

					$4,586	$143	$4,017,334		$10,150	$—

(a)	Represents net amount purchased (sold).
(b)	Formerly the iShares ESG MSCI EAFE ETF.
(c)	Formerly the iShares ESG MSCI EM ETF.
(d)	Formerly the iShares ESG MSCI USA ETF.
(e)	Formerly the iShares ESG MSCI USA Small-Cap ETF.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

Schedule of Investments (unaudited) (continued) October 31, 2020	iShares® ESG Aware Aggressive Allocation ETF

Fair Value Measurements (continued)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of October 31, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Investment Companies	$4,007,334	$—	$—	$4,007,334
Money Market Funds	10,000	—	—	10,000

	$4,017,334	$—	$—	$4,017,334

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